Foreign currency transactions (Tables)	12 Months Ended
Dec. 31, 2018
Foreign Exchange Rates [Abstract]
Summary of Transactions Denominated in Foreign Currency
a.	Transactions denominated in foreign currency for the years ended at December 31, 2016, 2017 and 2018 were as follows:

	2016	2017	2018
	(In thousands of U.S. dollars)
Revenues from aeronautical and non-aeronautical services	121,137	135,776	150,488
Revenues for recovery expenses	923	1,362	1,820
Technical assistance fees	5,622	5,738	5,859
Other expenses	55,723	54,198	61,078

Summary of Exchange Rate in Effect
b.	The exchange rates in effect at the dates of the consolidated financial statements and it’s issuance date were as follows:

	December 31,						February 20,
	2016		2017		2018		2019
Mexican pesos per one U.S. dollar (Note 3.p)	Ps.	20.6640	Ps.	19.7354	Ps.	19.6829	Ps.	19.2578